Fair Value of Financial Assets and Liabilities - Schedule of Impacts on the Portfolio of a Recalibration (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
American forward USDCLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Volatility exchange rate	$ 0	$ 0
Basis TAB [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Volatility exchange rate	0	0
TAB 30	116	157
TAB 90	26	46
TAB 180	50
TAB 360	3
Totals	195	203
Basis TAB [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Volatility exchange rate	0	0
TAB 180	21	30
TAB 360	5	8
Totals	$ 26	$ 38